Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts receivable
Accounts receivable were composed of the following:

	December 31
($ in millions)	2013	2012
Due From U.S. Government
Amounts billed	$143	$158
Recoverable costs and accrued profit on progress completed - unbilled	944	701
	1,087	859
Due From Other Customers
Amounts billed	28	33
Recoverable costs and accrued profit on progress completed - unbilled	15	17
	43	50
Total accounts receivable	1,130	909
Allowances for doubtful accounts	(7)	(4)
Total accounts receivable, net	$1,123	$905